Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share Details Abstract
Issued common shares at January 1	64,676,256	56,378,306
Effect of shares issued	2,369,444	677,436
Weighted average number of common shares outstanding - basic at December 31	67,045,700	57,055,742
Weighted average number of shares outstanding – diluted	67,045,700	57,055,742